U.S. securities & exchange commission
                          Washington, D.C. 20549

                               FORM 24F-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24F-2
          Read instructions at end of Form before preparing Form.

1. Name and address of issuer:      Thornburg Investment Trust
                                    119 E. MARCY STREET - SUITE 202
                                    SANTA FE, NEW MEXICO   87501

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box do not list series or classes)
       Thornburg Limited Term U.S. Government Fund - Classes A, B, C, I & R-1 Thornburg Limited Term Income Fund - Classes A, C, I & R-1
       Thornburg Intermediate Muni. Fund - Classes A, C, & I
       Thornburg New Mexico Intermediate Muni. Fund - Class A & D
       Thornburg Florida Intermediate Muni. Fund - Class A
       Thornburg Value Fund - Classes A, B, C, I & R-1
       Thornburg International Value Fund - Classes A, B, C, I & R-1
       Thornburg Core Growth Fund - Classes A & C
       Thornburg Investment Income Builder Fund - Classes A & C

3.     Investment Company Act File Number: No. 811-5201 Securities Act File
       Number: No. 33-14905

4a. Last day of fiscal year for which this Form is filed: September 30, 2003 4b. Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the form is being filed late, interest must be paid on the registration fee due. 4c. Check box if this is the last time the issuer will be filling this Form. 5. Calculation of registration fee:

          (i)     Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):                                          $ 1,250,903,628

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                  $ 892,748,173

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending no
                  earlier than October 11,1995 that were not
                  previously used to reduce registration fees payable
                  to the Commission:                                   $ 0



         (iv)     Total available redemption credits [add Items 5(ii)
                  and 5(iii)]:                                                                   -$   892,748,173

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                          $    358,155,455

         (vi)     Redemption credits available for use in future years $ (0)
                  - if Item 5(i) is less than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                                              x .0000809

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                          =       $ 28,975

6.       Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):
                                                                                                  + $           0

8.  Total of the amount of the registration fee due plus any interest due [line
    5(viii) plus line 7]:
                                                                                                  = $      28,258

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                December 11, 2003
                  Method of Delivery:
                                      X     Wire Transfer
                                            Mail or other means

                                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature & Title)*     /s/ STEVEN J.BOHLIN VICE PRESIDENT

                                 STEVEN J. BOHLIN VICE PRESIDENT
     Date:  DECEMBER 10, 2003
  * Please print the name and title of the signing officer below the signature.